Background and Basis of Presentation (Predecessor)	9 Months Ended
Sep. 30, 2013
Predecessor
Background and Basis of Presentation

1. Background and Basis of Presentation

Organization and Description of Business Activities

J.G. Wentworth, LLC was formed on July 1, 2005 as a wholly-owned subsidiary of JGW Holdco, LLC (“Holdco”). Holdco is currently owned by its members, JLL JGW Distribution, LLC, a Delaware limited liability company, and J.G. Wentworth, Inc.

In July 2011, the Company, Orchard Acquisition Company, LLC (“OAC”) and its subsidiaries and PGHI Corp., formed JGWPT Holdings, LLC, a Delaware limited liability company.   JGWPT Holdings, LLC then formed JGW Holdings Merger Sub, LLC (“Merger Sub”), a Delaware limited liability company, as its wholly-owned subsidiary. Merger Sub was merged with and into the Company, with the Company continuing as the surviving entity in the merger, and as a result of this merger (i) all of the outstanding equity interests of the Company were converted into identical corresponding equity interests in JGWPT Holdings, LLC, (ii) all of the outstanding equity interests in JGWPT Holdings, LLC held by the Company were cancelled, and (iii) each outstanding equity interest in Merger Sub was converted into one common interest in the Company. As a result, the Company became a wholly-owned subsidiary of JGWPT Holdings, LLC, with all outstanding equity interests formerly held in the Company held in JGWPT Holdings, LLC. Subsequently, as part of the merger, OAC became a wholly-owned subsidiary of the Company (the “OAC Merger”).

The Company, operating through its subsidiaries and affiliates, has its principal office in Radnor, Pennsylvania. The Company provides liquidity to individuals with financial assets such as structured settlements, annuities, lottery winnings, and others by either purchasing these financial assets for a lump-sum payment, issuing installment obligations payable over time, or serving as a broker to other purchasers of financial assets.  The Company also provides pre-settlement funding to people with pending personal injury claims. The Company engages in warehousing and subsequent resale or securitization of these various financial assets.

The Corporation was incorporated as a Delaware corporation on June 21, 2013.   The Corporation was formed for the purpose of completing an initial public offering and related transactions in order to carry on the business of JGWPT Holdings, LLC as a publicly-traded company.

Concurrently with the initial public offering of the Corporation on November 14, 2013, JGWPT Holdings, LLC’s operating agreement was amended and restated such that, among other things, JGWPT Holdings Inc. became the sole managing member of JGWPT Holdings, LLC as of that date. These transactions are described in Note 17.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and Article 10 of Regulation S-X and do not include all of the information required by GAAP for complete financial statements.  In the opinion of management, the unaudited financial statements reflect all adjustments which are necessary for a fair presentation of financial position, results of operations, and cash flows for the interim periods presented. All such adjustments are of a normal, recurring nature.  The results of operations for interim periods are not necessarily indicative of the results for the entire year.

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts reported in the unaudited consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.  The most significant balance sheet accounts that could be affected by such estimates are variable interest entity (“VIE”) and other finance receivables, at fair market value, VIE derivative liabilities at fair market value, VIE long-term debt issued by securitization and permanent financing trusts at fair market value, intangible assets and goodwill. Actual results could differ from those estimates and such differences could be material. These interim financial statements should be read in conjunction with the Company’s 2012 audited consolidated financial statements that are included in our Post-Effective Amendment No. 1 to Form S-1 Registration Statement filed on November 8, 2013.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, including those entities that are considered VIEs, and where the Company has been determined to be the primary beneficiary in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).  Excluded from the consolidated financial statements of the Company are those entities that are considered VIEs and where the Company has been deemed not to be the primary beneficiary according to ASC 810.  The December 31, 2012 consolidated financial statements also included the accounts of American Insurance Strategies Fund II, LP (“AIS Fund II”) for which the Company was the general partner.  The limited partners’ interests are reflected as non-controlling interests in the Company’s consolidated financial statements.  In 2012, the assets of the AIS Fund II were liquidated and distributed to the partners.

All material inter-company balances and transactions are eliminated in consolidation.